Allowance for Loan Losses - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Financing receivable recorded investment number of days past due	90 days
Non-performing loans	$ 1,000,000	$ 1,500,000
Decrease of non-performing loans	$ 425,000